Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As of
	February 29,	February 28,
	2024	2025
	RMB	RMB	USD
ASSETS
Total current assets	73,140	76,108	10,450
Total non-current assets	18,699	169,436	23,265
TOTAL ASSETS	91,839	245,544	33,715

LIABILITIES
Accounts payable	—	3,746	514
Amount due to related parties	1,907	3,810	523
Accrued expenses and other current liabilities	59,219	68,353	9,386
Operating lease liabilities, current	976	6,913	949
Income tax payable	15,286	15,966	2,192
Deferred revenue	17,892	27,931	3,835
Total current liabilities	95,280	126,719	17,399
Operating lease liabilities, non-current	992	7,683	1,055
Long-term borrowings	—	82,134	11,278
Total non-current liabilities	992	89,817	12,333
TOTAL LIABILITIES	96,272	216,536	29,732

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
Total revenue	33,381	124,568	250,528	34,400
Operating (loss) income	(12,688)	2,936	(12,245)	(1,681)
Net (loss) income	(11,077)	440	(13,745)	(1,887)
Net cash (used in) provided by operating activities	(73,927)	19,891	20,996	2,883
Net cash provided by (used in) investing activities	4,841	(2,270)	(56,747)	(7,792)
Net cash provided by (used in) financing activities	44,640	(1,194)	29,684	4,076

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2023, February 29, 2024 and February 28, 2025:

	For the Years Ended
	February 28,		February 29,		February 28,
	2023		2024		2025
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 5)	—	—	—	3,674	—	—	—	—

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Construction and buildings	20 - 50 years
Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes	The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Summary of Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by service nature for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD

Learning services	18,516	65,842	108,047	14,836
Tourism services	3,502	51,880	138,295	18,989
Learning technology and content solutions	12,328	7,978	5,174	710
Less: Sales tax	130	255	440	59
Total	34,216	125,445	251,076	34,476